Subsequent Events - Narrative (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands					3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 01, 2025	Feb. 01, 2025	Jan. 01, 2025	Oct. 06, 2022	Dec. 31, 2022	Jul. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jan. 31, 2025	Jan. 30, 2023
Subsequent Event [Line Items]
Aggregate principal amount								$ 1,800,000
Notional Amount							$ 2,450,000
Seed Investment Agreements
Subsequent Event [Line Items]
Aggregate amount					$ 148,173		847,098	$ 698,925
Seed Investment Agreements | Class I
Subsequent Event [Line Items]
Number of shares issued (in shares)				1		32,402		26,476
Offering price per share (in dollars per share)										$ 25
Aggregate amount					$ 5,927
Interest rate swaps
Subsequent Event [Line Items]
Aggregate principal amount							$ 7,811,000
Subsequent Event
Subsequent Event [Line Items]
Number of business days	20 days
Subsequent Event | Seed Investment Agreements
Subsequent Event [Line Items]
Number of shares issued (in shares)		20,117	19,735
Aggregate amount	$ 490,816	$ 555,237	$ 544,883
Subsequent Event | Seed Investment Agreements | Class I
Subsequent Event [Line Items]
Number of shares issued (in shares)		16,424					15,212
Offering price per share (in dollars per share)			$ 27.61
Subsequent Event | Seed Investment Agreements | Class S
Subsequent Event [Line Items]
Number of shares issued (in shares)		1,447	2,310
Subsequent Event | Seed Investment Agreements | Class D
Subsequent Event [Line Items]
Number of shares issued (in shares)		2,246	2,213
Offering price per share (in dollars per share)		$ 27.6
March 2032 Notes | Unsecured Debt | Subsequent Event
Subsequent Event [Line Items]
Aggregate principal amount									$ 750,000
Effective stated interest rate									6.20%
March 2032 Notes | Unsecured Debt | Subsequent Event | Interest rate swaps
Subsequent Event [Line Items]
Notional Amount									$ 750,000
Company Receives									6.20%
Fund Pays									1.829%